The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions: (Details) - Gross amount arising from insurance contracts [member] - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Reinsurance	R$ 6,222,866	R$ 5,421,704
Insurance Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Reinsurance	29,157,808	26,118,492
Insurance Life Plans One [Member]
IfrsStatementLineItems [Line Items]
Reinsurance	R$ 9,550,499	R$ 8,275,557